Goodwill - Schedule of Movement of Goodwill (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Business Combination, Goodwill [Abstract]
Balance	$ 10,833,735
Addition		52,102,945
Goodwill allowance	11,069,876	41,366,680
Translation adjustment		97,470
Balance		$ 10,833,735